Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
24.	RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship with the Company
aBitCool	A company owned by the same group of the Company’s Class B ordinary shareholders (1)
aBitCool China Limited (“ ABC”)	A company controlled by aBitCool
BitCool Media Group Limited (“Bitcool Media”)	A company controlled by aBitCool
CloudEx Beijing Science & Technology Co., Ltd. (“CE BJ”)	A company controlled by aBitCool
Beijing CloudEX Software Service Co., Ltd. (“CE Soft BJ”)	A company controlled by aBitCool
21 Vianet Infrastructure Limited (3)	A company controlled by aBitCool
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”)(2)	A company controlled by 21 Vianet Infrastructure Limited
Shi Dai Tong Lian	Seller of the Managed Network Entities
Concept Network Limited	Seller of the Managed Network Entities
TJ Guanbang	Seller of Gehua
BJ Huibang	Seller of Gehua
Shanghai Shibei Hi-Tech Co., Ltd. (“SH Shibei”)	Noncontrolling shareholder of SH Wantong
Beijing Kaihua Kewei Technology Company Limited (“Kaihua Kewei”)	Seller of Tianwang and Yilong
A PRC citizen	Seller of iJoy
Suzhou Aizhuoyi Information Technology Co., Ltd. (“SZ Aizhuoyi”)	A company controlled by the seller of iJoy
Mr. Chen Sheng	Director and CEO of the Company
Mr. Li	Ultimate seller and noncontrolling shareholder of Aipu Group
Shantou Lishida Information Technology Co., Ltd. (“Lishida”)	Seller of Tianying
Upwise Investment Limited (“Upwise”)	Seller of Dermot Entities
Dyxnet Internet Center Limited (“DIC”)	A related party of the seller of Dermot Entities
Dyxnet Corporate Service Limited (“DCS”)	A related party of the seller of Dermot Entities

(1)	There are certain shareholders (“Common Shareholders”) that are shareholders of both aBitCool and the Company. As of December 31, 2014, in terms of economic interests and voting power, the Common Shareholders’ ownership interests in the Company were 11.36% and 54.77% while the their ownership interests in aBitCool was 90.14% in terms of both economic interests and voting power, based on the register of members of the Company. There is neither a single controlling shareholder nor a group of shareholders holding identical ownership interests individually and controlling ownership interests in aggregate in the Company and aBitCool.
(2)	Acquired by the Company on July 5, 2012.
(3)	Deregistered in 2013.

b)	The Company had the following related party transactions for the years ended December 31, 2012, 2013 and 2014:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Services provided to:
- Upwise	—	—	143	23
- DCS	—	—	18	3
- CE BJ	1	—	—	—
- CE Soft BJ	215	—	—	—
Services provided by:
- DIC	—	—	4,106	662
- DCS	—	—	587	95
- Upwise	—	—	97	16
- Xi’an Tech	5,526	—	—	—
Purchases of equipment from:
- SZ Aizhuoyi	—	61,202	80,059	12,903
- DCS	—	—	330	53
- ABC	—	266	—	—
- CE Soft BJ	515	—	—	—
Loans provided to:
- Seller of Aipu Group	—	—	98,500	15,875
- BitCool Media	14,771	19,096	22,792	3,673
- SH Shibei	—	4,900	—	—
- Seller of iJoy	—	12,193	—	—
Repayment of loans:
- BitCool Media	—	1,219	35,380	5,702
Receipt of interest income from loan to:
- Bitcool Media	—	—	1,553	250
Interest income from loan to:
- Bitcool Media	253	861	956	154
Management service provided by:
- DCS	—	—	8,949	1,442
Acquisition of 21V Xi’an from 21 Vianet Infrastructure Limited	15,977	—	—	—

c)	The Company had the following related party balances as of December 31, 2013 and 2014:

	December 31,
	2013	2014
	RMB	RMB	US$
Amounts due from related parties:
Current:
- Bitcool Media	33,311	20,126	3,244
- Seller of iJoy	24,387	24,476	3,945
- SH Shibei	9,800	9,800	1,579
- Upwise	—	465	75

	67,498	54,867	8,843

Non-current:
- Seller of Aipu Group	—	98,500	15,875

Amounts due to related parties:
Current:
- Seller of the Managed Network Entities	47,755	47,755	7,697
- Seller of iJoy	63,602	50,506	8,140
- Seller of Tianwang and Yilong	19,605	2,970	479
- Seller of GD Tianying	—	9,434	1,520
- Sellers of Dermot Entities	—	205,380	33,101
- SZ Aizhuoyi	—	7,131	1,149
- DCS	—	3,628	585
- Seller of Gehua	16,737	—	—

	147,699	326,804	52,671

	December 31,
	2013	2014
	RMB	RMB	US$
Non-current:
- Seller of iJoy	58,487	18,392	2,964
- Seller of Tianying	—	17,585	2,834
- Sellers of Aipu Group	—	67,531	10,884
- Seller of Dermot Entities	—	177,220	28,563
- Seller of Tianwang and Yilong	19,834	—	—

	78,321	280,728	45,245

All balances with the related parties, other than the amount due from BitCool Media, as of December 31, 2013 and 2014 were unsecured, interest-free and have no fixed terms of repayment. The loan provided to BitCool Media bears annual interest rates of 3% - 6% and will mature in 2015. The Company has recorded the related interest income of RMB253, RMB861 and RMB956 (US$154) using the effective interest method for the year ended December 31, 2012, 2013 and 2014, respectively.

The amount due to related parties as of December 31, 2014 mainly relate to the remaining contingent purchase consideration payable for the acquisitions of subsidiaries.